Loans and Related Allowance for Credit Losses, Nonaccrual (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	$ 7,212	$ 8,728
Nonaccrual loans without related allowance for credit losses	3,489	2,875
Recognized interest income	378	341
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	2,376	4,779
Nonaccrual loans without related allowance for credit losses	270	506
Recognized interest income	166	115
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	980	2,698
Nonaccrual loans without related allowance for credit losses	190	382
Recognized interest income	97	78
Real estate mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	1,235	1,774
Nonaccrual loans without related allowance for credit losses	66	93
Recognized interest income	66	31
Real estate construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	13	48
Nonaccrual loans without related allowance for credit losses	5	15
Recognized interest income	3	6
Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	148	259
Nonaccrual loans without related allowance for credit losses	9	16
Recognized interest income	0	0
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	4,836	3,949
Nonaccrual loans without related allowance for credit losses	3,219	2,369
Recognized interest income	212	226
Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Mortgage loans in process of foreclosure, amount	694	2,100
Residential mortgage - first lien [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	3,803	2,957
Nonaccrual loans without related allowance for credit losses	2,722	1,908
Recognized interest income	122	151
Residential mortgage - junior lien [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	801	754
Nonaccrual loans without related allowance for credit losses	497	461
Recognized interest income	53	52
Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	198	202
Nonaccrual loans without related allowance for credit losses	0	0
Recognized interest income	34	20
Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	34	36
Nonaccrual loans without related allowance for credit losses	0	0
Recognized interest income	3	3
Government guaranteed mortgage loans upon foreclosure receivable [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Mortgage loans in process of foreclosure, amount	$ 583	$ 1,700